EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2023
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

18. EMPLOYEE BENEFITS

Full-time employees of the Group’s subsidiaries and VIE subsidiaries registered in the PRC are entitled to statutory staff welfare benefits, including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. These subsidiaries and VIE subsidiaries are required to accrue for these benefits based on certain percentages of the employees’ salaries in accordance with the relevant regulations, and to make contributions to the state-sponsored pension and medical plans out of the amounts accrued for medical and pension benefits. The total amounts charged to the consolidated statements of operations and comprehensive income (loss) for such employee benefits amounted to RMB4.1 million, RMB6.4 million and RMB5.5 million (US$0.77 million) for the years ended December 31, 2021, 2022 and 2023, respectively. The PRC government is responsible for the medical benefits and ultimate pension liability to these employees.